Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 20,247,955	$ 31,354,814
Collectively Evaluated For Impairment	327,520,762	340,030,222
Total	347,768,717	371,385,036
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	2,519,814	4,838,236
Collectively Evaluated For Impairment	74,763,003	78,166,246
Total	77,282,817	83,004,482
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	218,232	275,491
Collectively Evaluated For Impairment	50,172,992	51,930,410
Total	50,391,224	52,205,901
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	236,030	19,775
Collectively Evaluated For Impairment	10,328,437	7,755,323
Total	10,564,467	7,775,098
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	17,273,879	26,221,312
Collectively Evaluated For Impairment	192,256,330	202,178,243
Total	$ 209,530,209	$ 228,399,555